/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending , September  30, 1999

MFS Intermediate Income Trust
Date        Identification   Shares RepurchaseRepurchase       NAV       Broker
            of Security                       Price
9/13/99     Shares of        50,000           6.3125           7.25      Merrill
            Beneficial                                                   Lynch
            Interest
9/13/99     Shares of        11,700           6.3125           7.25      Merrill
            Beneficial                                                   Lynch
            Interest
9/14/99     Shares of        50,000           6.3125           7.23      Merrill
            Beneficial                                                   Lynch
            Interest
9/16/99     Shares of        50,000           6.3125           7.25      Merrill
            Beneficial                                                   Lynch
            Interest
9/17/99     Shares of        34,200           6.3125           7.26      Merrill
            Beneficial                                                   Lynch
            Interest
9/20/99     Shares of        150,000          6.375            7.26      Merrill
            Beneficial                                                   Lynch
            Interest
9/22/99     Shares of        150,000          6.375            7.27      Merrill
            Beneficial                                                   Lynch
            Interest
9/23/99     Shares of        130,000          6.375            7.28      Merrill
            Beneficial                                                   Lynch
            Interest








Total Shares Repurchased:  625,900
Remarks: None.

MFS Intermediate Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer